SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss) Income before income taxes	$ (1,053)	$ 501	$ 2,145
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ (179)	$ 85	$ 365
Effect of different tax rates in foreign jurisdictions	195	(7)	(4)
Expenses not deductible for tax purposes	206	14	15
Income tax (over-provision or under provision)		(10)	(28)
Deferred tax provision	(748)
Tax exemption and rebate	(102)	(45)	(49)
Other	(28)	88	(14)
Income tax (benefit) expense	$ (656)	$ 125	$ 285